SCHEDULE OF MEMBERS MANAGEMENT FEES PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Member Management Fees Payable
Member management fees payable	¥ 4,373	¥ 11,087